DOCUMENT AND ENTITY INFORMATION	12 Months Ended
	Dec. 31, 2013	Apr. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	ARABELLA EXPLORATION, INC.
Entity Central Index Key	0001506374
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	lokaf
Entity Common Stock, Shares Outstanding		4,829,826
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes